Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2012	Jan. 16, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HDS International Corp.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		347,380,000
Entity Public Float		$ 97,380,000
Amendment Flag	false
Entity Central Index Key	0001454742
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 15,199	$ 320,178	$ 33,034
Prepaid expenses and deposits		7,575
Total Assets	15,199	327,753	33,034
Current Liabilities
Accounts payable and accrued liabilities	49,008	6,509	30,567
Accounts payable and accrued liabilities – related party	38,407	12,137
Due to related parties – in default	300,000	300,000	11,965
Notes payable			139,600
Total Current Liabilities	387,415	318,646	182,132
Convertible debentures, net of unamortized discount of $4,363 and $12,669, respectively	555,637	487,331
Total Liabilities	943,052	805,977	182,132
Class A Preferred Stock
Issued and outstanding: 7,500,000 preferred shares, 7,500,000 preferred shares and nil preferred shares, respectively	7,500	7,500
Common Stock Authorized: 2,000,000,000 common shares, with a par value of $0.001 per share
Issued and outstanding: 347,380,000 common shares, 347,380,000 common shares and 538,200,000 common shares	347,380	347,380	538,200
Additional paid-in capital	(345,427)	(345,427)	(518,801)
Equity (Deficit) accumulated during the development stage	(937,306)	(487,677)	(168,497)
Total Stockholders’ Equity (Deficit)	(927,853)	(478,224)	(149,098)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 15,199	$ 327,753	$ 33,034

Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, authorized	25,000,000	25,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Class A Preferred Stock, par value (in Dollars)	$ 0.001	$ 0.001
Class A Preferred Stock, issued (in Dollars)	7,500,000	7,500,000
Class A Preferred Stock, outstanding (in Dollars)	$ 7,500,000	$ 7,500,000
Common Stock, authorized	2,000,000,000	2,000,000,000
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock, issued	347,380,000	347,380,000	538,200,000
Common Stock, outstanding	347,380,000	347,380,000	538,200,000

Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		47 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Operating Expenses
Consulting fees	$ 105,000		$ 309,000	$ 20,000	$ 120,500	$ 60,000	$ 489,500
General and administrative	18,773	19,049	56,376	21,286	35,534	892	93,463
Management fees		5,000		20,000	20,000	21,500	43,727
Professional fees	19,834	9,556	40,623	35,556	41,056	51,000	145,229
Transfer agent fees	569	890	670	2,508	3,469	6,504	18,608
Total Operating Expenses	144,176	34,495	406,669	99,350	220,559	139,896	790,527
Loss Before Other Income (Expenses)	(144,176)	(34,495)	(406,669)	(99,350)	(220,559)	(139,896)	(790,527)
Other Expenses (Income)
Accretion expense	2,805	1,342	8,306	1,342	4,131		12,437
Loss (gain) on settlement of debt		(240,268)		(240,268)	(24,552)		(24,552)
Impairment of intangible assets					92,538		92,538
Interest expense	12,246	7,604	34,654	14,642	26,504	5,198	66,356
Total Other Expenses (Income)	15,051	(231,322)	42,960	(224,284)	98,621	5,198	146,779
Net Income (Loss) for the Period	$ (159,227)	$ 196,827	$ (449,629)	$ 124,934	$ (319,180)	$ (145,094)	$ (937,306)
Net Income (Loss) Per Share, Basic and Diluted (in Dollars per share)					$ 0	$ 0
Weighted Average Shares Outstanding (in Shares)	347,380,000	442,790,000	347,380,000	505,348,205	466,054,356	521,965,476

Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		47 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Net income (loss)	$ (449,629)	$ 124,934	$ (319,180)	$ (145,094)	$ (937,306)
Adjustment to reconcile net income (loss) to cash used in operating activities:
Accretion expense	8,306	1,342	4,131		12,437
Gain on settlement of debt		(240,268)	(24,552)		(24,552)
Impairment of intangible asset			92,538		92,538
Stock-based compensation					2,227
Shares issued for management fees				7,000	7,000
Changes in operating assets and liabilities:
Prepaid expense and deposits	7,575	(9,542)	(7,575)
Accounts payable and accrued liabilities	42,499	6,347	3,494	19,552	76,560
Accounts payable and accrued liabilities - related	26,270	4,007	12,137		38,407
Due to related parties				11,965	11,965
Net Cash Used in Operating Activities	(364,979)	(113,180)	(239,007)	(106,577)	(720,724)
Investing Activities
Acquisition of intangible assets			10,000		10,000
Net Cash Used by Investing Activities			(10,000)		(10,000)
Financing activities
Proceeds from loan payable	60,000	710,600	510,000	139,600	709,600
Repayment of loan payable		(149,449)	(149,449)		(149,449)
Proceeds from related parties					2,649
Repayment to related parties			(25,000)		(25,000)
Capital contribution			200,600		200,600
Proceeds from the issuance of common stock					7,523
Net Cash Provided by Financing Activities	60,000	561,151	536,151	139,600	745,923
Increase (decrease) in Cash	(304,979)	447,971	287,144	33,023	15,199
Cash, Beginning of Period	320,178	33,034	33,034	11
Cash, End of Period	15,199	481,005	320,178	33,034	15,199
Non-cash investing and financing activities
Forgiveness of related party debt				2,649	2,649
Issuance of common shares for acquisition of assets		250,000	250,000		250,000
Issuance of preferred shares for acquisition of assets		7,500	7,500		7,500
Issuance of note payable for acquisition of assets		$ 325,000	$ 325,000		$ 325,000

Statement of Stockholders' Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions Receivable	Accumulated Deficit during Development Stage [Member]	Total
Balance at Nov. 02, 2008
Value of shares issued for cash, value (in Shares)		477,900,000	(477,900)	(23)		2,227
Issuance of shares for cash, shares (in Shares)		477,900,000	(477,900)	(23)		2,227
Net loss					$ (5,212)	$ (5,212)
Balance at Dec. 31, 2008		486,000	(483,750)	(23)	(5,212)	(2,985)
Balance, shares (in Shares) at Dec. 31, 2008		486,000,000
Value of shares issued for cash, value (in Shares)		21,600,000	(15,600)			6,000
Issuance of shares for cash, shares (in Shares)		21,600,000	(15,600)			6,000
Net loss					(18,191)	(18,191)
Stock subscription receivable received				23		23
Balance at Dec. 31, 2009		513,000	(503,250)		(23,403)	(13,653)
Balance, shares (in Shares) at Dec. 31, 2009		513,000,000
Net loss					(145,094)	(145,094)
Value of shares issued for claims or services, value		25,200	(18,200)			7,000
Issuance of shares for claims or services, shares (in Shares)		25,200,000
Forgiveness of loan			2,649			2,649
Balance at Dec. 31, 2010		538,200	(518,801)		(168,497)	(149,098)
Balance, shares (in Shares) at Dec. 31, 2010		538,200,000				538,200,000
Net loss					(319,180)	(319,180)
Shares cancelled		(440,820)	440,820
Shares cancelled (in Shares)		(440,820,000)
Shares issued for acquisition of assets	7,500	250,000	(499,962)			250,000
Shares issued for acquisition of assets (in Shares)	7,500,000	250,000,000
Capital contribution			200,751			200,751
Beneficial conversion feature			16,800			16,800
Value of shares issued for claims or services, value			14,965			14,965
Balance at Dec. 31, 2011	$ 7,500	$ 347,380	$ (345,427)		$ (487,677)	$ (478,224)
Balance, shares (in Shares) at Dec. 31, 2011	7,500,000	347,380,000				347,380,000

1. Nature of Operations and Continuance of Business	33 Months Ended
Sep. 30, 2012
Natureof Operationand Continuanceof Business
1.	Nature of Operations and Continuance of Business

HDS International Corp. (formerly GMV Wireless, Inc.) (the “Company”) was incorporated on November 3, 2008 under the laws of the State of Nevada.  A substantial portion of the Company’s activities has involved developing a business plan and establishing contacts and visibility in the marketplace and the Company has not generated any revenue to date.  The Company plans to engage in the business of providing renewable energy and eco-sustainability solutions based on its licensed technologies.

Going Concern

These financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated no revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future.  As of September 30, 2012, the Company had a working capital deficit of $372,216 and an accumulated deficit of $937,306. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2. Summary of Significant Accounting Policies	33 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Text Block]
2.	Summary of Significant Accounting Policies

a)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is December 31.

b)	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. As of September 30, 2012 and December 31, 2011, the Company had no cash equivalents.

d)	Intangible Assets

Intangible assets are carried at the purchased cost less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets, generally from fifteen to twenty years.

e)	Impairment of Long-Lived Assets

Long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstance indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold and use is based on the fair value of the asset. Long-lived assets and certain identifiable intangible assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

f)	Beneficial Conversion Features

From time to time, the Company may issue convertible notes that may contain an imbedded beneficial conversion feature. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of the warrants, if related warrants have been granted. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method.

g)	Development Stage Company

The Company is currently considered a development stage company as defined by ASC 915-10-05. As a development stage enterprise, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date. An entity remains in the development stage until such time as, among other factors, revenues have been realized. To date, the development stage of the Company’s operations consists of developing the business model and marketing concepts.

h)	Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings Per Share, which requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive.

i)	Interim Financial Statements

These interim unaudited financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

j)	Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at September 30, 2012, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

k)	Financial Instruments

ASC 820, “Fair Value Measurements”, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. It prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

l)	Financial Instruments

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s balance sheet as at September 30, 2012 as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, September 30, 2012 $
Convertible debenture	–	–	555,637	555,637

The carrying values of all of our other financial instruments, which include accounts receivable, accounts payable and accrued liabilities, and due to related parties approximate their current fair values because of their nature and respective maturity dates or durations.

m)	Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, Income Taxes, as of its inception. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

n)	Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this guidance did not have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 did not have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. ASU 2011-04 will become effective for the Company on January 1, 2012.  The adoption of this guidance did not have a material impact on the Company’s financial statements.

In April 2011, the FASB issued ASU 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring”. This amendment explains which modifications constitute troubled debt restructurings (“TDR”). Under the new guidance, the definition of a troubled debt restructuring remains essentially unchanged, and for a loan modification to be considered a TDR, certain basic criteria must still be met. For public companies, the new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructuring occurring on or after the beginning of the fiscal year of adoption. The adoption of this guidance did not have a material impact on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect.  These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3. Intangible Assets	33 Months Ended
Sep. 30, 2012
Intangible Assets Disclosure [Text Block]
3.      Intangible Assets

	Cost $	Accumulated Depreciation $	Impairment $	December 31, 2011 Net Carrying Value $	December 31, 2010 Net Carrying Value $
License	92,538	–	92,538	–	–

	92,538	–	92,538	–	–

On August 16, 2011, the Company acquired the License and related assets in exchange for the issuance of a $325,000 note payable, which is unsecured, bearing interest at 10% per annum, and due on August 16, 2012, and the issuance of 250,000,000 common shares of the Company, and 7,500,000 Class A preferred shares of the Company.  The assets were valued at cost totaling $82,538, based on certain historical costs incurred by the seller.

On October 7, 2011, the Company expanded its intellectual property portfolio by entering into a certain license agreement with Hillwinds Energy Development Corp. (“HEDC), in exchange for a cash payment of $10,000.

For the year ended December 31, 2011, management reviewed the intangible assets for indications of impairment and decided to fully impair these assets based on the difficulty to fairly value these assets.

4. Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions Disclosure [Text Block]
4.      Related Party Transactions

a)
As at September 30, 2012, the Company owes $334,657 (December 31, 2011 - $312,137) to a company controlled by officers and directors of the Company.  The amounts owing are unsecured, bears interest at 10% per annum, and due by August 15, 2012.  As at September 30, 2012, the Company has recorded accrued interest of $34,657 included in accounts payable and accrued liabilities – related party. As at September 30, 2012, the amount owed and the accrued interest are in default pursuant to the agreement.

b)
As of September 30, 2012, the Company has incurred $32,250 (December 31, 2011 - $9,000) to the President and CEO of the Company for consulting services. As at September 30, 2012 the Company recorded a related party accounts payable of $3,750 included in accounts payable and accrued liabilities – related party.

5. Convertible Debenture	33 Months Ended
Sep. 30, 2012
Convertible Debenture
5.      Convertible Debenture

a)
In August 2011, the Company issued a convertible debenture to a non-related party for $500,000, comprised of payments of $100,000 on August 19, 2011, $150,000 on August 26, 2011, and $250,000 on September 6, 2011.  Under the terms of the note, the amount owing is unsecured, due interest of 3% per annum, and due on or before February 19, 2013.  As at September 30, 2012, accrued interest of $16,808 has been recorded in accrued liabilities.

The convertible debenture also grants the right of the Company to convert its debt into common shares of the Company at any time at a conversion price of $0.25 per share.  For the first payment of $100,000 on August 19, 2011, the Company recorded beneficial conversion of $16,800 relating to the number of convertible shares (400,000 shares) and the excess of the fair value of the share price and the conversion price.  No beneficial conversion was recorded for the $150,000 and $250,000 payments, as the fair value of the Company’s share prices was less than the conversion price on the date of issuance.  For the period ended September 30, 2012, the Company recorded accretion expense of $8,306.

b)
On June 29, 2012, the Company issued three separate convertible drawdown note payables of $50,000 each, with $20,000 of each note being received on June 29, 2012 and the remaining $30,000 for each note to be received on or before August 3, 2012. Under the terms of the note, the amount owing is unsecured, due interest of 6% per annum, and due on or before December 31, 2013.  As at September 30, 2012, the second instalments for each of the notes had not been received and are in default in accordance with the agreements. As at September 30, 2012, accrued interest of $921 has been recorded in accrued liabilities.

The convertible debentures also grant the right of the Holder and the Company to convert its debt into common shares of the Company at any time at a conversion price of $0.01 per share. No beneficial conversion feature was recorded for the, as the fair value of the Company’s share prices was less than the conversion price on the date of issuance.

6. Debt Settlement	33 Months Ended
Sep. 30, 2012
Debt Settlement
6.	Debt Settlement

During the year ended December 31, 2011, the company entered into debt settlement agreements with various parties. Debts settled with non-related parties are included in gain on settlement of debt which consists of a gain recorded for the interest accrued on a loan payable of $10,000 of $151, amounts for legal fees of $40,000 settled for $15,000 offset with a loss on settlement of debt of $599 from the settlement of a loan balance of $105,000 plus interest of $9,178 which was settled for $114,777 with a non-related party. Debts settled with related parties have been included in additional paid in capital and consist of $14,965 gain on settlement of debt to the former President and CEO of the Company for unpaid management fees of $24,965 settled for $10,000.  Included in additional paid in capital was an amount of $200,751 related to the gain on settlement of debt for settlement for the full balance of $200,600 plus accrued interest of $151 for a note payable to a non-related party which was forgiven to facilitate the Agreement with HOEL (note 5).

7. Commitments	33 Months Ended
Sep. 30, 2012
Commitments Disclosure [Text Block]
7.      Commitments

a)
On October 12, 2011, the Company entered into a verbal consulting agreement with a non-related party whereby the Company will pay a monthly consulting fee for services provided in the amounts of $3,000. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. On July 18, 2012, the Board of Directors reviewed the consulting agreement and authorized an increase to the monthly consulting fee from $3,000 to $3,750 per month beginning July 2012. During the nine months ended September 30, 2012, the Company incurred $29,250 in consulting fees relating to this agreement.

b)
On October 12, 2011, the Company entered into a consulting agreement with a non-related party whereby the Company will pay a monthly consulting fee for services provided in the amounts of $27,500. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. During the nine month period ended September 30, 2012, the Company incurred $247,500 in consulting fees relating to this agreement.

c)
On October 12, 2011, the Company entered into a consulting agreement with the President and CEO of the Company whereby the Company will pay a monthly consulting fee for services provided in the amounts of $3,000. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. On June 10, 2012, the Board of Directors authorized an increase to the monthly consulting fee from $3,000 to $6,000 per month beginning June 2012. On July 18, 2012, the Board of Directors reviewed the consulting agreement and adjusted the monthly consulting fee to $3,750 beginning July 2012. During the nine months ended September 30, 2012, the Company incurred $32,250 in consulting fees relating to this agreement.

8. Preferred Stock	33 Months Ended
Sep. 30, 2012
Preferred Stock [Text Block]
8.      Preferred Stock

We are authorized to issue up to 50,000,000 shares of preferred stock.  The shares of preferred stock may be issued from time to time in one or more series. The Board of Directors is authorized, by resolution adopted and filed in accordance with law, to provide for the issue of such series of shares of preferred stock. Each series of shares of preferred stock:

(a)	may have such voting powers, full or limited, or may be without voting powers;

(b)	may be subject to redemption at such time or times and at such prices as determine by the Board of Directors;

(c)
may be entitled to receive dividends (which may be cumulative or non-cumulative) at  such rate or rates, on such conditions and at such times, and payable in preference to, or in such relation to, the dividends payable on any other class or classes or series of stock;

(d)	may have such rights upon the dissolution of, or upon any distribution of the assets of, the Corporation;

(e)
may be made convertible into, or exchangeable for, shares of any other class or classes or of any other series of the same or any other class or classes of stock of the Corporation or such other corporation or other entity at such price or prices or at such rates of exchange and with such adjustments;

(f)	may be entitled to the benefit of a sinking fund to be applied to the purchase or redemption of shares of such series in such amount or amounts;

(g)
may be entitled to the benefit of conditions and restrictions upon the creation of indebtedness of the Corporation or any subsidiary, upon the issue of any additional shares (including additional shares of such series or of any other series) and upon the payment of dividends or the making of other distributions on, and the purchase, redemption or other acquisition by the Corporation or any subsidiary of, any outstanding shares of the Corporation; and

(h)
may have such other relative, participating, optional or other special rights, qualifications, limitations or restrictions thereof, in each case as shall be stated in said resolution or resolutions providing for the issue of such shares of preferred stock. Shares of  preferred stock of any series that have been redeemed or repurchased by the Corporation (whether through the operation of a sinking fund or otherwise) or that, if convertible or exchangeable, have been converted or exchanged in accordance with their terms shall be retired and have the status of authorized and unissued shares of Preferred Stock of the same series and may be reissued as a part of the series of which they were originally a part or may, upon the filing of an appropriate certificate with the Secretary of State of the State of Nevada be reissued as part of a new series of shares of preferred stock to be created by resolution or resolutions of the Board of Directors or as part of any other series of shares of  preferred stock, all subject to the conditions or restrictions on issuance set forth in the resolution or resolutions adopted by the Board of Directors providing for the issue of any series of shares of  preferred stock.

Class A Preferred Shares.  Of the 50,000,000 authorized shares of preferred stock, the total number of shares of Class A Preferred Shares the Corporation shall have the authority to issue is Twenty Five Million (25,000,000), with a stated par value of $0.001 per share.  Of the designated 25,000,000 Class A Preferred Shares, we have issued 7,500,000 shares to Hillwinds Ocean Energy, LLC which is controlled by our sole officer and director, Mr. Recachinas.  The designations, powers, preferences, rights and restrictions granted or imposed upon the Class A Preferred Shares and holders thereof are as follows:

(a)	Liquidation Preference.

i.
In the event of a voluntary or involuntary liquidation, dissolution or winding up of the Corporation, the holders of Class A Preferred Shares shall be entitled to receive out of the assets of the Corporation, whether such assets are capital or surplus of any nature, an amount equal to the stated par value less the aggregate amount of all prior distributions to its Preferred Shareholders made to holders of all classes of Preferred Shares, plus any accrued previously declared but unpaid dividends (the amount so determined being hereinafter referred to as the “liquidation Preference”). No distribution shall be made to the holders of the Common Shares upon liquidation, dissolution, or winding up until after the full amount of the Liquidation Preference has been distributed or provided to the holders of the Preferred Shares.

ii.
If, upon such liquidation, dissolution or winding up the assets thus distributed among the Preferred Shareholders shall be insufficient to permit payment to such shareholders of the full amount of the Liquidation Preference, the entire assets of the Corporation shall be distributed ratably among the holders of all classes of Preferred Shares.

iii.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Corporation, when the Corporation has completed distribution of the full Liquidating Preference to the holders of the Class A Preferred Shares, the Class A Preferred Shares shall be considered to have been redeemed, and thereafter, the remaining assets of the Corporation shall be paid in equal amounts on all outstanding shares of Common Stock.

iv.
A consolidation or merger of the Corporation with or into any other corporation or corporations, or a sale of all or substantially all of the assets of the Corporation shall not be deemed a liquidation, dissolution or winding up within the meaning of this subsection 5.4(a).

(b)
Conversion Rights.  At any time holders of the Class A Preferred Shares who endorse the share certificates and deliver them together with a written notice of their intent to convert to the corporation at its principal office, shall be entitled to convert such shares and receive twenty (20) shares of Common Stock for each share being converted. Such conversion is subject to the following adjustments, terms, and conditions:

i.
If the number of outstanding shares of Common Stock has been decreased since the initial issuance of the Class A Preferred Shares (or series having conversion rights (by reason of any split, stock dividend, merger, consolidation or other capital change or reorganization affecting the number of outstanding shares of Common Stock), the number of shares of Common Stock to be issued on conversion to the holders or Class A Preferred Shares shall not be adjusted unless by appropriate amendment of this article. If the number of outstanding shares of Common Stock has been increased since the initial issuance of the Class A Preferred Shares (or series having conversion rights (by reason of any split, stock dividend, merger, consolidation or other capital change or reorganization affecting the number of outstanding shares of Common Stock), the number of shares of Common Stock to be issued on conversion to the holders or Class A Preferred Shares shall equitably be adjusted by appropriate amendment of this article, and other articles as applicable.

ii.
Shares converted under this article shall not be reissued. The corporation shall at all times reserve and keep available a sufficient number of authorized but unissued common shares, and shall obtain and keep in effect any required permits to enable it to issue and deliver all common shares required to implement the conversion rights granted herein.

iii.
No fractional shares shall be issued upon conversion, but the corporation shall pay cash for any fractional shares of Common Stock to which shareholders may be entitled at the fair value of such shares at the time of conversion. The board of directors shall determine such fair value.

(c)	Voting Rights.

i.
Voting. With respect to each matter submitted to a vote of stockholders of the Corporation, each holder of Class A Preferred Shares shall be entitled to cast that number of votes which is equivalent to the number of shares of Class A Preferred Shares owned by such holder times one hundred (100). The Company shall not, without the affirmative vote or written consent of the holders of at least a majority of the outstanding Class A Preferred Shares (i) authorize or create any additional class or series of stock ranking prior to or on a parity with the Class A Preferred Shares as to the dividends or the distribution of assets upon liquidation, or (ii) change any of the rights, privileges or preferences of the Class A Preferred Shares.

ii.
Class Vote. Except as otherwise required by law or as described above, holders of our common stock and Class A Preferred Shares shall vote as a single class on all matters submitted to the stockholders.

9. Subsequent Events	33 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
9.      Subsequent Events

We have evaluated subsequent events through the date of issuance of the financial statements, and did not have any material recognizable subsequent events after September 30, 2012.

2. Summary of Significant Accounting Policies (Tables)	33 Months Ended
Sep. 30, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	September 30, 2012
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, September 30, 2012 $
Convertible debenture	–	–	555,637	555,637

3. Intangible Assets (Tables)	33 Months Ended
Sep. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Cost $	Accumulated Depreciation $	Impairment $	December 31, 2011 Net Carrying Value $	December 31, 2010 Net Carrying Value $
License	92,538	–	92,538	–	–

	92,538	–	92,538	–	–

1. Nature of Operations and Continuance of Business (Detail) (USD $)	Sep. 30, 2012
Working Capital Deficit	$ 372,216
Cumulative Earnings (Deficit)	$ 937,306

2. Summary of Significant Accounting Policies (Detail) - Assets and liabilities Measured at Fair Value on a Recurring Basis (USD $)	Dec. 03, 2012	Sep. 30, 2012
Convertible debenture	$ 555,637	$ 555,637

3. Intangible Assets (Detail) (USD $)	0 Months Ended		12 Months Ended	47 Months Ended
	Oct. 07, 2011	Aug. 16, 2011	Dec. 31, 2011	Sep. 30, 2012
Notes Payable		$ 325,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)		250,000,000
Preferred Stock Issued During Period, Shares, Acquisitions (in Shares)		7,500,000
Indefinite-lived Intangible Assets, Acquired During Period		82,538
Payments to Acquire Intangible Assets	$ 10,000		$ 10,000	$ 10,000

3. Intangible Assets (Detail) - Intangible Assets (USD $)	24 Months Ended
Dec. 31, 2011
License	$ 92,538
$ 92,538

4. Related Party Transactions (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2013	Feb. 19, 2013
Due to Related Parties, Current	$ 334,657
Due to Related Parties	3,750	312,137
Debt Instrument, Interest Rate, Effective Percentage	10.00%		6.00%	3.00%
	38,407	12,137
Salaries, Wages and Officers' Compensation	$ 32,250	$ 9,000

5. Convertible Debenture (Detail) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended	47 Months Ended
	Jun. 29, 2012	Aug. 19, 2011	Aug. 26, 2011	Sep. 06, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2013	Feb. 19, 2013	Aug. 03, 2012	Aug. 02, 2011
Convertible Notes Payable					$ 555,637		$ 555,637		$ 487,331	$ 555,637	$ 555,637				$ 500,000
Debt Instrument, Periodic Payment		100,000	150,000	250,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%		10.00%			10.00%	10.00%	6.00%	3.00%
Interest Payable					16,808		16,808		151	16,808	16,808
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.01														$ 0.25
Debt Instrument, Convertible, If-converted Value in Excess of Principal		16,800
Common Stock, Conversion Basis		400,000
Accretion Expense					2,805	1,342	8,306	1,342	4,131	8,306	12,437
Three Separate Convertible Drawdown Note Payables	50,000
Proceeds from Three Separate Convertible Drawdown Notes	20,000
Balance Three Separate Convertible Drawdown Notes														30,000
Accrued Liabilities					$ 921		$ 921			$ 921	$ 921

6. Debt Settlement (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		47 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Loans Payable					$ 10,000
Interest Payable	16,808		16,808		151		16,808
Professional Fees	19,834	9,556	40,623	35,556	41,056	51,000	145,229
Gain Loss on Settlement of Professional Fees					15,000
Loss Gain on Settlement of Debt					599
Interest Expense, Debt					9,178
Loss Contingency, Settlement Agreement, Consideration					114,777
Gain Loss in Accrued Salaries					14,965
Accrued Salaries					24,965
Loss Contingency, Settlement Agreement, Accrued Salaries					$ 10,000

7. Commitments (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Jul. 18, 2012
Contractual Obligation One	$ 3,000
Contract One Services Expense	29,250
Contractual Obligation Two	27,500
Contract Two Services Expense	247,500
Contractual Obligation Three	3,000
Adjustment in Contractual Obligation Three		3,750
Contract Three Services Expense	$ 32,250

8. Preferred Stock (Detail) (USD $)	33 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Preferred Stock, Shares Authorized (in Shares)	25,000,000	25,000,000
	$ 25,000,000
	0.001	0.001
	$ 7,500,000	$ 7,500,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	20
Preferred Stock, Voting Rights	one hundred